Debt - Additional Information (Detail) € / shares in Units, $ in Thousands, € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018 MXN ($) shares	Dec. 31, 2018 MXN ($) CreditFacility € / shares shares	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 EUR (€) shares	Sep. 30, 2018 EUR (€) shares
Disclosure of detailed information about borrowings [line items]
Weighted average cost of borrowed funds		4.31%	4.30%
Borrowings		$ 638,922,453	$ 697,884,899
Number of revolving syndicated credit facilities | CreditFacility		2
Number of shares delivered | shares		71,063,212,170		71,063,212,170	71,063,212,170
Investments accounted for using equity method Koninklijke KPN [member]
Disclosure of detailed information about borrowings [line items]
Number of shares delivered | shares	224,695,844					224,695,844
Percentage of shares outstanding	5.00%
Nominal outstanding amount of bond | €						€ 750
Sale of share price per share | € / shares		$ 3.3374
Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 236,548,891	263,998,076
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Consolidated ratio of debt to EBITDA		400.00%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Consolidated ratio of EBITDA to interest paid		250.00%
Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 26,213,095	$ 49,148,975
Loan amount	$ 900,000
Borrowings, maturity	2073	2073	2073
Hybrid Notes [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 12,407,214	$ 34,443,203
Revolving Syndicated Credit Facility One [member]
Disclosure of detailed information about borrowings [line items]
Loan amount				$ 2,000
Borrowings, maturity		2021
Revolving Syndicated Credit Facility Two [member]
Disclosure of detailed information about borrowings [line items]
Loan amount				2,500
Borrowings, maturity		2019
Syndicated revolving credit facilities [member] | Telekom Austria [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Loan amount				$ 1,000
Series One Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Loan amount | €					€ 1,450
Borrowings interest rate		6.375%		6.375%	6.375%
Capital securities beginning redemption period		2018
Borrowings, original currency		Euros
Series Two Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Loan amount | €					€ 1,450
Borrowings interest rate		6.375%		6.375%	6.375%
Capital securities beginning redemption period		2023
Borrowings, original currency		Euros
Series Three Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Loan amount				$ 550
Borrowings interest rate		6.375%		6.375%	6.375%
Capital securities beginning redemption period		2020
Borrowings, original currency		Sterling pounds
Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Percentage of leverage for equity credit		50.00%	50.00%
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 29,651,000	$ 31,364,000
Lines of credit [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 5,526,850
Borrowings, maturity		2019
Lines of credit [member] | Top of range [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%		0.00%	0.00%
Lines of credit [member] | Bottom of range [member] | Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		(0.10%)		(0.10%)	(0.10%)
Mexico [member]
Disclosure of detailed information about borrowings [line items]
Commissions or the reimbursements for Mexican tax withholdings		4.90%	4.90%